Tax Matters - Tax Payables And Receivables Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income taxes payable	€ 658	€ 769
Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income taxes payable	€ 549	€ 660